ENTITY-WIDE DISCLOSURE (Schedule Of Net Sales By Geographical Area) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES	[1]	$ 394,818	$ 492,048	$ 454,271
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		244,774	307,818	298,612
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		63,441	62,532	49,274
Asia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		42,974	47,744	36,492
Other Country [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
REVENUES		$ 43,629	$ 73,954	$ 69,893

[1]	Revenues are attributed to geographic areas based on the location of customer. No single customer accounted for 10% or more of Company’s total revenues, or Company’s net accounts receivable, in any fiscal year presented.